Class A C F I I And Class I S [Member] Expense Example - Class A, C, FI, I and Class IS - Western Asset Short Duration Municipal Income Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 280
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	953
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,067
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,018
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	586
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	$ 490